Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,667,742,248	$ 1,344,483,631
Acquisitions		93,979,817	155,735,343	$ 264,857,811
Impairment		151,444,560
Ending balance	$ 72,599,743	1,436,509,326	1,667,742,248	1,344,483,631
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,268,797,613	2,807,149,644
Acquisitions		93,979,818	155,735,343
Reclassifications		(3,920,974)	(332,457)
Impairment		(151,444,560)	331,314,343
Disposals		(51,565,902)	(25,069,260)
Ending balance		3,155,845,995	3,268,797,613	2,807,149,644
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,601,055,365)	(1,462,666,013)
Depreciation and amortization		(156,704,513)	(150,439,491)
Reclassifications		3,920,978	332,458
Disposals		34,502,231	11,717,681
Ending balance		(1,719,336,669)	(1,601,055,365)	(1,462,666,013)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		398,429,131
Ending balance		362,001,214	398,429,131
Plants [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		758,446,110	648,412,014
Acquisitions		10,018,030	20,406,464
Reclassifications		3,146,955	150,817
Capitalization		43,033,864	15,943,630
Impairment		(48,020,616)	81,135,967
Disposals		(10,598,983)	(7,602,782)
Ending balance		756,025,360	758,446,110	648,412,014
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(360,016,979)	(321,283,906)
Depreciation and amortization		(45,709,123)	(44,549,443)
Reclassifications		2,799,244	(10,521)
Disposals		8,902,711	5,826,891
Ending balance		$ (394,024,147)	(360,016,979)	(321,283,906)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 Years	20 Years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 Years	35 Years
Drilling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 20,326,541
Ending balance		$ 18,429,132	20,326,541
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 Years	20 Years
Drilling equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 23,269,116	21,680,343
Acquisitions		418,283	1,629,710
Disposals		(244,283)	(40,937)
Ending balance		23,443,116	23,269,116	21,680,343
Drilling equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,942,575)	(578,015)
Depreciation and amortization		(2,198,867)	(2,364,560)
Disposals		127,458
Ending balance		(5,013,984)	(2,942,575)	(578,015)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		307,780,201
Ending balance		321,908,762	307,780,201
Pipelines [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		460,145,428	419,979,508
Acquisitions		7,054,793	1,265,011
Reclassifications		(53,349)	(1,268,887)
Capitalization		21,357,074	11,851,378
Impairment		2,226,771	31,967,407
Disposals		(8,862,541)	(3,648,989)
Ending balance		481,868,176	460,145,428	419,979,508
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(152,365,227)	(139,331,407)
Depreciation and amortization		(15,095,115)	(15,153,879)
Reclassifications		(72,841)	(166,632)
Disposals		7,573,769	2,286,691
Ending balance		$ (159,959,414)	(152,365,227)	(139,331,407)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 Years	15 Years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 Years	45 Years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 468,286,163
Ending balance		359,348,274	468,286,163
Wells [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,318,822,917	1,066,515,651
Acquisitions		14,937,882	8,239,480
Reclassifications			8,649,686
Capitalization		36,564,811	40,825,973
Impairment		(83,236,991)	198,974,994
Disposals		(19,340,709)	(4,382,867)
Ending balance		1,267,747,910	1,318,822,917	1,066,515,651
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(850,536,754)	(780,443,639)
Depreciation and amortization		(74,673,473)	(70,090,038)
Reclassifications			(3,077)
Disposals		16,810,591
Ending balance		(908,399,636)	(850,536,754)	(780,443,639)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		23,618,402
Ending balance		23,659,462	23,618,402
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		62,743,033	66,284,466
Acquisitions		802,300	2,541,802
Reclassifications		98,245	(6,610,184)
Capitalization		1,265,246	1,085,323
Disposals		(208,353)	(558,374)
Ending balance		64,700,471	62,743,033	66,284,466
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(39,124,631)	(37,712,087)
Depreciation and amortization		(1,906,164)	(1,796,383)
Reclassifications		(69,236)	(108,718)
Disposals		59,022	492,557
Ending balance		$ (41,041,009)	(39,124,631)	(37,712,087)
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 Years	33 Years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 Years	35 Years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 169,542,435
Ending balance		$ 148,222,706	169,542,435
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 Years	25 Years
Offshore platforms [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 322,704,205	260,328,096
Acquisitions		7,811,374	9,866,984
Reclassifications		(10,199,213)
Capitalization		8,677,765	17,318,279
Impairment		(15,564,190)	35,640,491
Disposals			(449,645)
Ending balance		313,429,941	322,704,205	260,328,096
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(153,161,770)	(140,908,960)
Depreciation and amortization		(13,192,369)	(12,252,810)
Reclassifications		1,146,904
Ending balance		(165,207,235)	(153,161,770)	(140,908,960)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,756,021
Ending balance		12,084,714	13,756,021
Furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		50,746,687	52,966,194
Acquisitions		1,183,679	545,271
Reclassifications		(96,899)	(561,569)
Capitalization		30,879	2,769
Impairment			438,979
Disposals		(806,694)	(2,644,957)
Ending balance		51,057,652	50,746,687	52,966,194
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(36,990,666)	(36,513,479)
Depreciation and amortization		(2,890,563)	(3,205,089)
Reclassifications		102,375	166,914
Disposals		805,916	2,560,988
Ending balance		$ (38,972,938)	(36,990,666)	(36,513,479)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 Years	3 Years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 Years	10 Years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,526,082
Ending balance		16,453,330	13,526,082
Transportation equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,442,845	15,329,095
Acquisitions		284,445	2,063,519
Reclassifications		(75,674)	(325,778)
Capitalization		3,746,395	2,918,621
Impairment			8,743
Disposals		(226,375)	(551,355)
Ending balance		23,171,636	19,442,845	15,329,095
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,916,763)	(5,894,520)
Depreciation and amortization		(1,038,839)	(1,027,289)
Reclassifications		14,532	454,492
Disposals		222,764	550,554
Ending balance		$ (6,718,306)	(5,916,763)	(5,894,520)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 Years	5 Years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 Years	25 Years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 207,414,148
Ending balance		129,736,382	207,414,148
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		207,414,148	211,675,597
Acquisitions		51,410,469	107,682,868
Reclassifications		(812,943)	(282,044)
Capitalization		(114,700,828)	(89,945,973)
Impairment		(6,849,534)	(16,852,238)
Disposals		(6,724,930)	(4,864,062)
Ending balance		129,736,382	207,414,148	211,675,597
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,571,618
Ending balance		44,546,699	44,571,618
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,571,618	43,347,802
Acquisitions		58,563	1,487,434
Reclassifications		(560)	50,709
Capitalization		29,248
Disposals		(112,170)	(314,327)
Ending balance		$ 44,546,699	44,571,618	43,347,802
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	-	-
Unproductive fixed assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions			6,800
Reclassifications			2,039
Disposals			(8,839)
Other Fixed Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 491,506
Ending balance		118,651	491,506
Other Fixed Assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		491,506	630,878
Reclassifications		4,072,464	(137,246)
Capitalization		(4,454)
Disposals		(4,440,865)	(2,126)
Ending balance		$ 118,651	$ 491,506	$ 630,878